Loans and Financing (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Loans and financing	R$ 4,618,794	R$ 5,343,217	R$ 4,650,363
Gross debt	4,647,195	5,387,977
Transaction cost	(28,401)	(44,760)
Net debt	4,618,794	5,343,217
Loans and financing, current	1,231,205	675,980
Non-current portion of non-current loans received	3,387,589	4,667,237
Copel Ge T [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross debt	1,671,679	2,294,611
Copel D I S [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross debt	755,353	760,763
Itaú Unibanco S.A [Member] | Copel Ge T [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross debt	1,036,260	1,039,097
Banco Do Brasil BNDES Transfer [Member] | Copel Ge T [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross debt	37,507	49,263
BNDES [Member] | Copel Ge T [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross debt	597,912	1,206,251
BNDES [Member] | Copel D I S [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross debt	0	3,919
BNDES [Member] | Brisa Wind Complex [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross debt	56,551	63,572
BNDES [Member] | São Bento Wind Complex [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross debt	116,679	136,448
BNDES [Member] | Cutia [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross debt	497,199	521,972
BNDES [Member] | Costa Oeste Transmissora [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross debt	8,657	10,778
BNDES [Member] | Marumbi Transmissora [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross debt	11,972	15,267
Banco Do Brasil [Member] | Copel D I S [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross debt	751,522	751,096
Caixa Economica Federal [Member] | Copel D I S [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross debt	3,831	5,748
Banco Do Nordeste Do Brasil [Member] | Jandaíra Wind Complex [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross debt	178,407	191,532
Banco Do Nordeste Do Brasil [Member] | Vilas Wind Complex [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross debt	505,155	524,162
Banco Do Nordeste Do Brasil [Member] | Aventura Wind Complex [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross debt	313,777	324,309
Banco Do Nordeste Do Brasil [Member] | SRMN Wind Complex [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross debt	R$ 531,766	R$ 544,563